Investment in an Associate (Details) - Schedule of investment in an associate - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Investment In An Associate Abstract
Interest in associate	$ 257,346
Due from an associate company	698,323
Total investment	$ 955,669